Segment and Geographic Information	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Segment Reporting [Abstract]
Segment and Geographic Information

15. Segment and Geographic Information

The Company operates in the following two reportable segments, which are the same as its operating segments:

-        Insurance Services.    Providing insurance policies for automobile owners

-        Enterprise Business Solutions.    Providing access to its developed technology under SaaS arrangements along with professional services to third party customers.

Operating segments are based upon the nature of the Company’s business and how its business is managed. The Company’s Chief Operating Decision Maker (“CODM”) is its CEO. The CODM uses the Company’s operating segment financial information to evaluate segment performance and to allocate resources. The CODM does not evaluate the performance of the Company’s assets on a segment basis for internal management reporting and, therefore, such information is not presented.

Contribution is used, in part, to evaluate the performance of, and allocate resources to, each of the segments. Segment contribution is segment revenue less the related costs of revenue and sales and marketing expenses. It excludes certain operating expenses that are not allocated to segments because they are separately managed at the consolidated corporate level. These unallocated costs include stock-based compensation expense, research and development expenses, and general and administrative expenses such as legal and accounting.

The total assets of the Insurance services and Enterprise business solutions segments are $119.8 million and $5.0 million, respectively as of June 30, 2021. The consolidated total assets of Operating segments are $124.8 million as of June 30, 2021.

The following table summarizes the operating results of the Company’s reportable segments (in thousands):

	Three Months Ended June 30,		Six Months Ended June 30,
	2020	2021	2020	2021
	(unaudited)		(unaudited)
Revenue:
Insurance services	$5,887	$26,988	$13,943	$43,216
Enterprise business solutions	1,831	1,110	2,465	2,158
Total revenue	$7,718	$28,098	$16,408	$45,374

Contribution:
Insurance services	$4,813	$(1,173)	$6,501	$(3,036)
Enterprise business solutions	392	(865)	(170)	(1,597)
Total contribution	$5,205	$(2,038)	$6,331	$(4,633)

The following table provides a reconciliation of the Company’s total reportable segments’ contribution to its total loss from operations (in thousands):

	Three Months Ended June 30,		Six Months Ended June 30,
	2020	2021	2020	2021
	(unaudited)		(unaudited)
Total segment contribution	$5,205	$(2,038)	$6,331	$(4,633)
Ceded premium, losses and LAE	4,064	(2,337)	6,414	(5,242)
Other income	470	180	798	1,327
Policy services expenses and other	813	1,692	1,799	2,063
Sales, marketing, and other acquisition costs	(424)	25,716	3,388	72,883
Research and development	859	1,361	2,401	3,367
Amortization of capitalized software	2,799	2,701	5,496	5,352
Other operating expenses	3,965	16,729	9,216	25,311
Loss from operations	$(7,341)	$(48,080)	$(23,181)	$(109,694)

Geographical Breakdown of Direct Earned Premiums

Direct earned premium by state is as follows (in thousands):

	Three Months Ended June 30,		Six Months Ended June 30,
	2020	2021	2020	2021
	(unaudited)		(unaudited)
California	$13,015	$16,334	$27,606	$31,480
Washington	2,611	3,379	5,324	6,364
New Jersey	2,046	2,749	4,243	5,208
Oregon	1,723	1,713	3,604	3,509
Illinois	1,054	1,019	2,202	2,060
Arizona	1,060	1,245	2,162	2,513
Pennsylvania	683	741	1,405	1,398
Virginia	398	578	825	1,048
Total premiums earned	$22,590	$27,758	$47,371	$53,580

During the three months ended June 30, 2020 and 2021 (unaudited), the Company recognized $1.8 million and $1.0 million of revenue earned from customers outside the United States, respectively. During the six months ended June 30, 2020 and 2021 (unaudited), the Company recognized $2.5 million and $2.0 million of revenue earned from customers outside the United States, respectively. Long-lived assets are all held in the U.S. For the three and six months ended June 30, 2020 and 2021 (unaudited), substantially all of the Company’s revenue was earned from customers residing in the United States.

16. Segment and Geographic Information

The Company operates in the following two reportable segments, which are the same as its operating segments:

—     Insurance Services.    Providing insurance policies for automobile owners

—     Enterprise Business Solutions.    Providing access to its developed technology under SaaS arrangements along with professional services to third party customers.

Operating segments are based upon the nature of the Company’s business and how its business is managed. The Company’s Chief Operating Decision Maker (“CODM”) is its Chief Executive Officer. The CODM uses the Company’s operating segment financial information to evaluate segment performance and to allocate resources. The CODM does not evaluate the performance of the Company’s assets on a segment basis for internal management reporting and, therefore, such information is not presented.

Contribution is used, in part, to evaluate the performance of, and allocate resources to, each of the segments. Segment contribution is segment revenue less the related costs of revenue and sales and marketing expenses. It excludes certain operating expenses that are not allocated to segments because they are separately managed at the consolidated corporate level. These unallocated costs include stock-based compensation expense, research and development expenses, and general and administrative expenses such as legal and accounting.

The total assets of Insurance services and Enterprise business solutions segments are $196.1 million and $6.1 million respectively. The consolidated total assets of Operating segments are $202.2 million.

The following table summarizes the operating results of the Company’s reportable segments (in thousands):

	Years Ended December 31,
	2019	2020
Revenue:
Insurance services	$51,955	$29,395
Enterprise business solutions	800	5,669
Total revenue	$52,755	$35,064

Contribution:
Insurance services	$1,545	$11,914
Enterprise business solutions	(2,817)	(563)
Total contribution	$(1,272)	$11,351

The following table provides a reconciliation of the Company’s total reportable segments’ contribution to its total loss from operations (in thousands):

	Years Ended December 31,
	2019	2020
Total segment contribution	$(1,272)	$11,351
Ceded premium, losses and LAE	(7,304)	15,443
Other income	1,849	2,421
Policy services expenses and other	2,100	2,676
Sales, marketing, and other acquisition costs	23,553	5,029
Research and development	5,839	2,433
Amortization of capitalized software	10,648	11,188
Other operating expenses	18,896	16,981
Loss from operations	$(56,853)	$(44,820)

Geographical Breakdown of Direct Earned Premiums

Direct earned premium by state is as follows (in thousands):

	Years Ended December 31,
	2019	2020
California	$59,287	$58,276
Washington	10,765	11,391
New Jersey	10,353	9,155
Oregon	8,066	7,232
Illinois	5,168	4,474
Arizona	3,304	4,527
Pennsylvania	3,418	2,932
Virginia	1,877	1,725
Total premiums earned	$102,238	$99,712

During the years ended December 31, 2019 and 2020, the Company recognized $0.8 million, and $5.7 million of revenue earned from customers outside the United States, respectively. Long-lived assets are all held in the U.S. For the years ended December 31, 2019 and 2020, substantially all of the Company’s revenue was earned from customers residing in the United States.